Schedule of balances in foreign currencies (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Cash	$ 445	$ 677
Trade receivables	3,265	283
accrued liabilities	(4,826)	(4,388)
Bank loan	(32)	(71)	Kč (2,500,000)
Australian Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash
Trade receivables	4	10
accrued liabilities	(4)	(4)
Project financing
Government loans
Bank loan
Balances in foreign currencies		6
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash	43	555
Trade receivables	23	10
accrued liabilities	(548)	(780)
Project financing	(167)	(182)
Government loans	(129)	(244)
Bank loan
Balances in foreign currencies	(778)	(641)
Euro [Member]
IfrsStatementLineItems [Line Items]
Cash	26	42
Trade receivables	86	59
accrued liabilities	(26)	(33)
Project financing
Government loans
Bank loan
Balances in foreign currencies	86	68
British Pound [Member]
IfrsStatementLineItems [Line Items]
Cash
Trade receivables	100	25
accrued liabilities	(37)	(48)
Project financing
Government loans
Bank loan
Balances in foreign currencies	63	(23)
Indonesian Rupiah [Member]
IfrsStatementLineItems [Line Items]
Cash	41	4
Trade receivables	2,834	23
accrued liabilities	(200)	(206)
Project financing
Government loans
Bank loan
Balances in foreign currencies	2,675	(179)
Czech Republic Koruna [Member]
IfrsStatementLineItems [Line Items]
Cash	20	31
Trade receivables	113	20
accrued liabilities	(332)	(273)
Project financing
Government loans
Bank loan	(32)	(71)
Balances in foreign currencies	$ (231)	$ (293)